Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Balance Sheet Disclosures [Abstract]
Summary Of Financial Assets Measured At Fair Value On A Recurring Bases	The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring bases as of December 31, 2021 and 2020:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,609,919	$—	$—	$1,609,919

Total cash equivalents	$1,609,919	$—	$—	$1,609,919

Liabilities:
Public warrants	37,999	—	—	37,999
Private placement warrants	—	27,679	—	27,679
Earnout Shares liability	—	—	52,380	52,380

Total liabilities	$37,999	$27,679	$52,380	$118,058

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$387,464	$—	$—	$387,464

Total cash equivalents	$387,464	$—	$—	$387,464

Summary Of Property And Equipment
Property and equipment consist of the following at December 31:

	2021	2020
Land	$13,503	$—
Furniture and fixtures	10,893	4,209
Test and lab equipment	11,984	3,787
Leasehold improvements	61,173	3,609
Computers and equipment	7,839	2,121
Computer software	3,321	1,941
Automobile	3,444	520
Buildings	1,040	—

	113,197	16,187
Less accumulated depreciation and amortization	(19,680)	(5,290)

Total property and equipment, net	$93,517	$10,897

Summary Of Other Assets
(c)	Other Assets
Other assets consist of the following at December 31:

	2021	2020
Long-term prepaid expenses and other assets	$4,631	$15,507
Equity method investment	16,088	—
Security deposits	331	124

Total other assets	$21,050	$15,631

Summary Of Accrued Expenses And Other Current Liabilities
(d)	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following at December 31:

	2021	2020
Accrued expenses	$16,074	$3,412
Accrued compensation	51,401	13,938
Other	2,531	1,418

Total accrued expenses and other current liabilities	$70,006	$18,768